Employee Benefits	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Employee Benefits
26.	Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Company” and covering all of our permanent and regular employees.  Certain subsidiaries of PLDT have not yet drawn up a specific retirement plan for its permanent or regular employees.   For the purpose of complying with Revised IAS 19, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	23,142	21,602	23,072
Interest costs on benefit obligation	1,180	1,071	1,050
Service costs	1,158	1,066	1,113
Actuarial losses – experience	423	369	3
Actuarial gains – economic assumptions	(1,277)	(694)	(1,414)
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Curtailments and others (Note 5)	(400)	(31)	(110)
Present value of defined benefit obligations at end of the year	21,503	23,142	21,602
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	11,960	11,439	9,950
Actual contributions	5,122	5,708	7,086
Interest income on plan assets	641	600	519
Return on plan assets (excluding amount included in net interest)	(2,466)	(5,546)	(4,004)
Actual benefits paid/settlements	(2,723)	(241)	(2,112)
Fair value of plan assets at end of the year	12,534	11,960	11,439
Unfunded status – net	(8,969)	(11,182)	(10,163)
Accrued benefit costs	8,984	11,197	10,178
Prepaid benefit costs (Note 19)	15	15	15
Components of net periodic benefit costs:
Service costs	1,158	1,066	1,113
Interest costs – net	539	471	531
Curtailment/settlement losses and other adjustments	(341)	—	(29)
Net periodic benefit costs (Note 5)	1,356	1,537	1,615

Actual net losses on plan assets amounted to Php1,825 million, Php4,946 million and Php3,485 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2018 will amount to Php1,416 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2017:

(in million pesos)
2018	268
2019	444
2020	423
2021	662
2022	844
2023 to 2060	91,691

The average duration of the defined benefit obligation at the end of the reporting period is 8 to 19 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	5.8%	5.3%	5.0%

We have adopted mortality rates in accordance with the 1994 Group Annuity Mortality Table developed by the U.S. Society of Actuaries, which provides separate rates for males and females.

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2017 and 2016, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(2,262)
	(1%)	2,638
Future salary increases	1%	2,606
	(1%)	(2,288)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service.  For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service.  For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%.  In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Board of Trustees invest at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the period to liquid/semi-liquid assets such as treasury notes, treasury bills, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Board of Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2017 and 2016:

	2017	2016
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unlisted equity investments	9,372	8,898
Shares of stock	2,510	2,426
Corporate bonds	111	106
Government securities	22	23
Investment properties	4	4
Mutual funds	30	3
Total noncurrent financial assets	12,049	11,460
Current Financial Assets
Cash and cash equivalents	396	412
Receivables	4	4
Total current financial assets	400	416
Total PLDT’s Plan Assets	12,449	11,876
Subsidiaries Plan Assets	85	84
Total Plan Assets of Defined Benefit Pension Plans	12,534	11,960

Investment in shares of stocks is valued using the latest bid price at the reporting date.  Investments in corporate bonds, mutual funds and government securities are valued using the market values at reporting date.  Investment properties are valued using the latest available appraised values.

Unlisted Equity Investments

As at December 31, 2017 and 2016, this account consists of:

	2017	2016	2017	2016
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	8,696	8,267
Tahanan Mutual Building and Loan Association, Inc.or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	435	400
BTFHI	100%	100%	201	192
Superior Multi Parañaque Homes, Inc.	100%	100%	39	38
Bancholders, Inc.	100%	100%	1	1
			9,372	8,898

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation.  Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value.  The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2018 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.  Loss on changes in fair value of the investments for the year ended December 31, 2017 and 2016 amounted to Php2.1 billion and Php4.9 billion, respectively, are recognized in the statements of changes in net assets available for plan benefits under “Net fair value gain (loss) on investments.”

On May 8, 2012, the Board of Trustees of the Beneficial Trust Fund approved the issuance by MediaQuest of PDRs amounting to Php6 billion.  The underlying shares of these PDRs are the shares of stocks of Cignal TV held by MediaQuest through Satventures (Cignal TV PDRs).  On the same date, MediaQuest Board of Directors approved the investment in Cignal TV PDRs by ePLDT, which gave ePLDT a 40% economic interest in Cignal TV.  In June 2012, MediaQuest received a deposit for future PDRs subscription of Php4 billion from ePLDT.  Additional deposits of Php1 billion each were received on July 6, 2012 and August 9, 2012.

On January 25, 2013, the Board of Trustees of the Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php3.6 billion.  The underlying shares of these additional PDRs are the shares of Satventures held by MediaQuest (Satventures PDRs), the holder of which will have a 40% economic interest in Satventures.  Satventures is a wholly-owned subsidiary of MediaQuest and the investment vehicle for Cignal TV.  From March to August 2013, MediaQuest received from ePLDT an amount aggregating to Php3.6 billion representing deposits for future PDRs subscription.  The Satventures PDRs and Cignal TV PDRs were subsequently issued on September 27, 2013, providing ePLDT an effective 64% economic interest in Cignal TV.

Also, on January 25, 2013, the Board of Trustees of the Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php1.95 billion.  The underlying shares of these additional PDRs are the shares of stocks of Hastings held by MediaQuest (Hastings PDRs).  Hastings is a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World.  From June 2013 to October 2013, MediaQuest received from ePLDT an amount aggregating to Php1.95 billion representing deposits for future PDRs subscription.

On February 19, 2014, ePLDT’s Board of Directors approved an additional Php500 million investment in Hastings PDRs.  On March 11, 2014, MediaQuest received from ePLDT an amount aggregating to Php300 million representing deposits for future PDRs subscription.  As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

On May 21, 2015, ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014.  Subsequently, on June 1, 2015, the Board of Trustees of the Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs.  This provided ePLDT with 70% economic interest in Hastings.  See Note 10 – Investments in Associates and Joint Ventures – Investment in MediaQuest PDRs.

In 2016 and 2017, the Board of Trustees of the Beneficial Trust Fund approved additional investment in MediaQuest amounting to Php5,500 million and Php2,500 million, respectively, to fund MediaQuest’s investment requirements.  The full amount was fully drawn by MediaQuest during 2016 and 2017.

On February 2, 2018, the Board of Trustees of the Beneficial Trust Fund approved the acquisition, through a Deed of Assignment, of Hastings PDRs with 70% economic interest in Hastings from ePLDT for the amount of Php1,664 million.  The assignment was completed on February 15, 2018 providing the PLDT Beneficial Trust Fund  with 100% economic interest in Hastings.  See Note 10 – Investments in Associates and Joint Ventures – Investment in MediaQuest PDRs.

Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures.  The pre-tax discount rates applied to cash flow projections range from 10% to 11%.  Cash flows beyond the five-year period are determined using 0% to 4.8% growth rates.

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs.  The beneficial trust fund has a direct subscription in shares of stocks of TMBLA in the amount of Php112 million.  The related unpaid subscription of Php32 million is included in unlisted equity investments.  The cumulative change in the fair market values of this investment amounted to Php355 million and Php320 million as at December 31, 2017 and 2016, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder of possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

On October 26, 2012, BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million.  Total cash dividend income amounted to Php10 million for each of the years ended December 31, 2017, 2016 and 2015.  Dividend receivables amounted to Php2 million as at December 31, 2017 and 2016.

Shares of Stocks

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Common shares
PSE	1,555	1,590
PLDT	39	36
Others	556	440
Preferred shares	360	360
	2,510	2,426

Dividends earned on PLDT common shares amounted to Php2 million, Php3 million and Php2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2017 and 2016, .  These shares, which bear dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT.  Dividends earned on this investment amounted to Php47 million for each of the years ended December 31, 2017 and 2016, and Php49 million for the year ended December 31, 2015.

Corporate Bonds

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from August 2019 to June 2027 and fixed interest rates from 4.38% to 6.94% per annum.  Total investment in corporate bonds amounted to Php111 million and Php106 million as at December 31, 2017 and 2016, respectively.

Government Securities

Investment in government securities includes Fixed Rate Treasury Notes bearing interest rate of  5.88% per annum.  These securities are fully guaranteed by the government of the Republic of the Philippines.  Total investment in government securities amounted to Php22 million and Php23 million as at December 31, 2017 and 2016, respectively.

Investment Properties

Investment properties include one condominium unit (a bare 58 square meter unit) located in Ayala-FGU Building along Alabang-Zapote Road in Muntinlupa City.  A similar unit of a larger floor area (127 square meters) located on the same building was sold in April 2016.  Total fair value of investment properties amounted to Php4 million each as at December 31, 2017 and 2016.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor.  This considers the expected benefit cash flows to be matched with asset durations.

Mutual Funds

Investment in mutual funds includes a local equity fund, which aims to out-perform benchmarks in various indices as part of its investment strategy.  Total investment in mutual funds amounted to Php30 million and Php3 million as at December 31, 2017 and 2016, respectively.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2017 and 2016 are as follows:

	2017	2016
Investments in listed and unlisted equity securities	95%	95%
Temporary cash investments	3%	4%
Mutual funds	1%	1%
Debt and fixed income securities	1%	—
	100%	100%

Defined Contribution Plans

Smart’s and certain of its subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary.  Additionally, an employee has an option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary.  The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure.  Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor compliance with R.A. 7641.  As at December 31, 2017 and 2016, Smart and certain of its subsidiaries were in compliance with the requirements of R.A. 7641.

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,177	2,116	2,149
Service costs	269	284	289
Interest costs on benefit obligation	113	94	98
Actuarial losses (gains) – economic assumptions	29	1	(67)
Actuarial gains – experience	(6)	(77)	(217)
Actual benefits paid/settlements	(92)	(226)	(96)
Curtailment and others	—	(15)	(40)
Present value of defined benefit obligations at end of the year	2,490	2,177	2,116
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	2,414	2,388	2,205
Actual contributions	335	201	227
Interest income on plan assets	131	125	92
Return on plan assets (excluding amount included in net interest)	74	(74)	(40)
Actual benefits paid/settlements	(92)	(226)	(96)
Fair value of plan assets at end of the year	2,862	2,414	2,388
Funded status – net	372	237	272
Accrued benefit costs	13	9	19
Prepaid benefit costs (Note 19)	385	246	291
Components of net periodic benefit costs:
Service costs	269	284	289
Interest costs – net	(18)	(31)	7
Curtailment/settlement gain	—	(15)	(23)
Net periodic benefit costs (Note 5)	251	238	273

Smart’s net consolidated pension benefit costs amounted to Php251 million, Php238 million and Php273 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Actual net gains on plan assets amounted to Php205 million, Php51 million and Php52 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Based on the latest actuarial valuation, Smart and certain of its subsidiaries expect to contribute the amount of approximately Php305 million to its defined benefit plan in 2018.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2017:

(in million pesos)
2018	129
2019	85
2020	135
2021	99
2022	159
2023 to 2060	1,194

The average duration of the defined benefit obligation at the end of the reporting period is 12 to 20 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
Rate of increase in compensation	5.0%	5.0%	5.0%
Discount rate	5.8%	5.2%	5.0%

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2017, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(1%)	(6)
	1%	11
Future salary increases	1%	11
	(1%)	(6)

Smart’s Retirement Plan

The fund is being managed and invested by BPI Asset Management and Trust Group, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark.  In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international.  The portfolio mix is kept at 60% to 90% for debt and fixed income securities, while 10% to 40% is allotted to equity securities.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2017 and 2016:

	2017	2016
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	1,721	1,390
International equities	557	475
Domestic equities	555	379
Philippine foreign currency bonds	373	478
International fixed income	361	163
Total noncurrent financial assets	3,567	2,885
Current Financial Assets
Cash and cash equivalents	153	237
Receivables	8	1
Total current financial assets	161	238
Total plan assets	3,728	3,123
Employee’s share, forfeitures and mandatory reserve account	866	709
Total Plan Assets of Defined Contribution Plans	2,862	2,414

Domestic Fixed Income

Investments in domestic fixed income include Philippine peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 2.8% to 10.13% per annum.  Total investments in domestic fixed income amounted to Php1,721 million and Php1,390 million as at December 31, 2017 and 2016, respectively.

International Equities

Investments in international equities include mutual funds managed by Wellington equity funds.  Total investment in international equities amounted to Php557 million and Php475 million as at December 31, 2017 and 2016, respectively.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE.  These investments earn on stock price appreciation and dividend payments.  Total investment in domestic equities amounted to Php555 million and Php379 million as at December 31, 2017 and 2016, respectively.  This includes investment in PLDT shares with fair value of Php24 million and Php11 million as at December 31, 2017 and 2016, respectively.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. dollar denominated fixed income instruments issued by the Philippine government and local corporations with fixed interest rates from 2.47% to 10.63% per annum.  Total investment in Philippine foreign currency bonds amounted to Php373 million and Php478 million as at December 31, 2017 and 2016, respectively.

International Fixed Income

Investments in international fixed income include mutual funds which are invested in Pacific Investment Management Company and iShares funds,, a diversified portfolio of high-yield foreign currency denominated bonds.  Total investments in international fixed income amounted to Php361 million and Php163 million as at December 31, 2017 and 2016, respectively.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine peso and U.S. dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor.  This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2017 and 2016 is as follows:

	2017	2016
Investments in debt and fixed income securities and others	70%	73%
Investments in listed and unlisted equity securities	30%	27%
	100%	100%

Other Long-term Employee Benefits

On September 26, 2017, the Board of Directors of PLDT approved the TIP, which intends to provide incentive compensation to key officers, executives and other eligible participants who are consistent performers and contributors to the Company’s strategic and financial goals.  The incentive compensation will be in the form of Performance Shares, PLDT common shares of stock, which will be released in three annual grants on the condition, among others, that pre-determined consolidated core net income targets are successfully achieved over three annual performance periods from January 1, 2017 to December 31, 2019.  On September 26, 2017, the Board of Directors approved the acquisition of 860 thousand Performance Shares to be awarded under the TIP, of which approximately 211 thousand shares are allotted for the 2017 annual grant and will be released to selected participants subject to the achievement of the consolidated core net income target for the year 2017.  On March 7, 2018, the Executive Compensation Committee, or ECC, of the Board approved the acquisition of additional 54 thousand shares, increasing the total Performance Shares to 914 thousand Metropolitan Bank and Trust Company, or Metrobank, through its Trust Banking Group, is the appointed Trustee of the trust established for purposes of the TIP.  The Trustee is designated to acquire the PLDT common shares in the open market through the facilities of the PSE, and administer their distribution to the eligible participants subject to the terms and conditions of the TIP.  As at March 27, 2018, a total of 553 thousand PLDT common shares have been acquired by the Trustee.  The TIP will be administered by the ECC of the Board.  The expense accrued for the TIP amounted to Php827 million million as at December 31, 2017 and is presented as equity reserves in our consolidated statement of financial position..  See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.